Financial risk management - Additional information - (Detail)	12 Months Ended
	Dec. 31, 2024 PEN (S/) Sbs	Dec. 31, 2023 PEN (S/) Sbs	Dec. 31, 2020 PEN (S/)	Dec. 31, 2024 USD ($) Sbs	Dec. 31, 2023 USD ($) Sbs	Dec. 31, 2022 PEN (S/)
Disclosure of provision matrix [line items]
Financial assets in fixed income instruments	S/ 26,857,925,000	S/ 26,721,991,000
Indirect loans	5,068,694,000	4,743,480,000
Rescheduled Loans	2,501,672,000,000	3,513,905,000,000,000
Retail clients rescheduled	853,222,000,000	1,979,342,000,000
Rescheduled Loans Value	2,501,672,000,000	3,513,950,000,000
Provision for expected credit loss						S/ 353,300,000,000
Interbank [Member]
Disclosure of provision matrix [line items]
Rescheduled Loans	S/ 853,222,000,000	1,979,342,000,000
Interest rate risk [member]
Disclosure of provision matrix [line items]
Cash legal limit percentage	5.00%			5.00%
Cash early warning limit percentage	4.00%			4.00%
Value at risk internal indicator percentage	15.00%			15.00%
Value at risk early warning indicator percentage	13.00%			13.00%
Foreign currency [Member]
Disclosure of provision matrix [line items]
Indirect loans	S/ 2,901,393,000	S/ 2,751,640,000		$ 770,827,000	$ 741,882,000
Closing foreign exchange rate | Sbs	3.764	3.709		3.764	3.709
Peru, Nuevos Soles
Disclosure of provision matrix [line items]
Financial assets in fixed income instruments	S/ 19,356,325,000	S/ 19,569,726,000
Reactiva Peru [Member]
Disclosure of provision matrix [line items]
Rescheduled Loans	212,398,000,000	730,508,000,000
Balance of credits rescheduled	212,398,000,000	730,508,000,000
Payment towards loans and advances			S/ 6,617,142,000,000
Loans and advances to customers	315,379,000,000	848,886,000,000
Interest income on loans and advances to customers	1,655,000,000	38,650,000,000
Loan and advance amount covered by government guarantee	192,948,000,000	675,492,000,000
Reactiva Peru [Member] | Interbank [Member]
Disclosure of provision matrix [line items]
Interest income on loans and advances to customers	45,229,000,000	S/ 46,277,000,000
Impulso MyPeru [member]
Disclosure of provision matrix [line items]
Loans and advances to customers	2,780,282,000,000
Loan and advance amount covered by government guarantee	1,797,725,000,000
Impulso MyPeru [member] | Interbank [Member]
Disclosure of provision matrix [line items]
Interest income on loans and advances to customers	S/ 13,155,000,000
Top of range [member]
Disclosure of provision matrix [line items]
Absolute variation percentage	8.00%	7.50%
Relative variation percentage	473.90%	417.20%
Weighted average [member] | Peru, Nuevos Soles
Disclosure of provision matrix [line items]
Closing foreign exchange rate | Sbs	3.77	3.713		3.77	3.713
Weighted average [member] | Peru, Nuevos Soles | Peru Currency Ask For Every US Dollar Bid [Member]
Disclosure of provision matrix [line items]
Closing foreign exchange rate | Sbs	3.758	3.705		3.758	3.705
Financial Investments [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	87.20%	90.20%		87.20%	90.20%
Financial assets in fixed income instruments	S/ 939,065,000,000	S/ 1,011,043,000,000
Accounts Receivable Insurance Premiums
Disclosure of provision matrix [line items]
Expected credit loss rate	97.10%	97.20%		97.10%	97.20%
Direct loans [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	3.40%	4.90%		3.40%	4.90%
Financial assets in fixed income instruments	S/ 158,694,000,000	S/ 200,177,000,000
Indirect Loans [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	0.30%	0.40%		0.30%	0.40%
Financial assets in fixed income instruments	S/ 371,372,000,000	S/ 388,482,000,000
Cash and due from banks [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	80.80%	76.00%		80.80%	76.00%
Loans [Member]
Disclosure of provision matrix [line items]
Financial assets in fixed income instruments	S/ 530,066,000,000	S/ 588,659,000,000
Loans [Member] | Lower Credit Risk [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	84.70%	85.30%		84.70%	85.30%
Loan Portfolio [Member] | Financial assets neither past due nor impaired [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	92.50%	89.80%		92.50%	89.80%